Related Party Transactions (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Disclosure of transactions between related parties [line items]
Proceeds on sale of non-core business	$ 1
Property, plant and equipment	5,883	6,019
Lease Liabilities	$ 1,130	1,245	$ 1,270
Shaw Family Living Trust [Member]
Disclosure of transactions between related parties [line items]
Shares	17,662,400
Ownership	79.00%
Noncore Property [Member]
Disclosure of transactions between related parties [line items]
Property, plant and equipment	$ 4	4
Director [Member]
Disclosure of transactions between related parties [line items]
Collection, installation and maintenance services	1	2
Purchases	10	4
Network fees	23	24
Corus [Member]
Disclosure of transactions between related parties [line items]
Network fees	111	116
Accounts payable and accrued liabilities	19	20
Advertising fees	5	5
Administrative fees	1	1
Administrative, advertising and other services	1	1
Uplink of television signals	4	4
Internet services and lease of circuits	5	5
Regulatory requirement fees	12	12
Burrard Landing Lot 2 Holding Partnership [Member]
Disclosure of transactions between related parties [line items]
Leases as lessee	9	10
Burrard Landing Lot 2 Holding Partnership [Member] | Office Space Lease [Member]
Disclosure of transactions between related parties [line items]
Lease Liabilities	$ 48	$ 57